LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN PRIME MONEY MARKET FUND

January 7, 1998

Dear Shareholder:

Your Fund has changed its name. The JPM Pierpont Prime Money Market Fund is now the J.P. Morgan Prime Money Market Fund. When J.P. Morgan began advising mutual funds over 15 years ago, regulatory restrictions prevented us from using our name in the title of any mutual fund, which led to the JPM acronym and the use of the name Pierpont, the middle name of J.P. Morgan, our founder. With the evolution of today's financial marketplace, we are now able to proudly include the full J.P. Morgan name in the title of your Fund.

We are pleased to report that the J.P. Morgan Prime Money Market Fund produced a total return of 5.40% for the fiscal year ended November 30, 1997, outperforming the 5.02% return of its benchmark*. In a changing interest rate environment, active management of the Portfolio's average maturity, as well as its security selection, were the reasons for the Fund's relative success during the period. As seen in the accompanying table, the Fund also produced competitive returns over the long term, outperforming its benchmark for the three-, five-, and ten-year periods ended November 30, 1997.

In this report, we have included a portfolio manager Q&A with Robert R. ("Skip") Johnson, a member of our portfolio management team and lead portfolio manager for the Fund. In this interview, Skip answers some commonly asked questions about the Fund, discusses portfolio activity over the twelve month reporting period and offers an outlook for the months ahead. As always, we welcome your comments, questions or any suggestions on how we can further improve your financial reports. Please call J.P. Morgan Funds Services, toll free, at (800) 521-5411.


Sincerely yours,

/s/Ramon de Oliveira                      /s/Keith M. Schappert

Ramon de Oliveira                         Keith M. Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan & Co. Incorporated            J.P. Morgan & Co. Incorporated

* IBC Taxable Money Fund Average through November 30, 1995, and the IBC First Tier Money Fund Average thereafter.

--------------------------------------------------------------------------------
TABLE OF CONTENTS

LETTER TO THE SHAREHOLDERS . . . .1     FUND FACTS AND HIGHLIGHTS. . . . .5
FUND PERFORMANCE . . . . . . . . .2     SPECIAL FUND-BASED SERVICES. . . .6
PORTFOLIO MANAGER Q&A. . . . . . .3     FINANCIAL STATEMENTS . . . . . . .8
--------------------------------------------------------------------------------

FUND PERFORMANCE


EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change in a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

PERFORMANCE                                  TOTAL RETURNS            AVERAGE ANNUAL TOTAL RETURNS
                                             --------------------     ---------------------------------------------
                                             THREE       SIX          ONE         THREE        FIVE       TEN
AS OF NOVEMBER 30, 1997                      MONTHS      MONTHS       YEAR        YEARS        YEARS      YEARS
-----------------------------------------------------------------     ---------------------------------------------
J.P. Morgan Prime Money Market Fund          1.34%       2.70%        5.40%       5.46%        4.59%       5.74%

IBC First Tier Money Fund Average*           1.24%       2.53%        5.02%       5.13%        4.32%       5.46%

Lipper Retail Money Fund Average             1.21%       2.45%        4.88%       5.05%        4.28%       5.42%


AS OF SEPTEMBER 30, 1997
-----------------------------------------------------------------     ---------------------------------------------
J.P. Morgan Prime Money Market Fund          1.35%       2.69%        5.35%       5.42%        4.52%       5.77%

IBC First Tier Money Fund Average*           1.27%       2.52%        4.98%       5.10%        4.25%       5.48%

Lipper Retail Money Fund Average             1.23%       2.44%        4.86%       5.03%        4.20%       5.44%


*IBC TAXABLE MONEY FUND AVERAGE THROUGH NOVEMBER 30, 1995, AND THE IBC FIRST TIER MONEY FUND AVERAGE THEREAFTER.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES AND ASSUME THE REINVESTMENT OF DISTRIBUTIONS. IBC AND LIPPER ANALYTICAL SERVICES, INC. ARE LEADING SOURCES FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

Following is an interview with ROBERT R. ("SKIP") JOHNSON, a member of the portfolio management team for The Prime Money Market Portfolio, in which the Fund invests. Prior to joining Morgan in 1988, he held senior positions with the Bank of Montreal and U.S. Steel. This interview was conducted on January 6, 1998 and reflects Skip's views on that date.

HOW WOULD YOU CHARACTERIZE THE SHORT-TERM FIXED INCOME MARKETS OVER THE PAST 12 MONTHS?

RRJ: All through 1996 and the first quarter of 1997, short-term interest rates rose. The Federal Reserve tightened monetary policy by raising interest rates 25 basis points on March 25th, and further tightening was expected. However, economic growth was perceived to be slowing in June and interest rates rallied a bit. Then in August, there was new concern that the economy may be experiencing higher growth and thus the need for the Fed to tighten again.

The Fed tightening last March may have increased short-term rates by 25 basis points, but there has been a significant rally in the market since then and short-term yields have fallen as investors sought comfort in the Treasury bill market. Some of the movement into money market funds was a result of the stock market turbulence, followed by concerns about the currency crisis in the Pacific Rim. Also, the supply of Treasury bills has decreased due to an improvement in the Federal budget deficit. And, as always, many people just want to hold Treasury bills, regardless of the level of interest rates.

The summer rally ended on September 25, with the 3-month Treasury bill hitting a low of 4.91%. Since then, fears of an overheated U.S. economy again pushed rates up. Towards the end of the reporting period, in November, seasonal upward pressures contributed to the back up in rates.

THE FUND HANDILY BEAT IT'S BENCHMARK, THE IBC FIRST TIER MONEY FUND AVERAGE, AND THE LIPPER INSTITUTIONAL MONEY FUND AVERAGE. WHAT WERE THE MAIN REASONS FOR THIS STRONG SHOWING?

RRJ: There were two main reasons. First, our average maturity decisions were right on target. The Portfolio was longer than the benchmark throughout the summer rally. Then we shortened the Portfolio's average maturity in August. This allowed the Portfolio to take advantage of seasonal pressures by locking in higher yields in December. Calling that right helped quite a bit.

The other half of the story was security selection. The Portfolio held several issues with above average yields. That included some sovereign Korean commercial paper, which we held to maturity. While distress in the

Korean financial markets made headlines, the Korean sovereign debt we held was never called into question. When that matured, the Portfolio was able to add incremental yield by purchasing Japanese bank paper. We are purchasing paper from the Bank of Tokyo (A1/P1) and Norinchukin Bank (A1+/P1), the two strongest banks in Japan.

DO YOU THINK THE FED WILL RAISE RATES THIS YEAR?

RRJ: The Fed appears to be in a holding pattern and I don't think we'll see a tightening without evidence of inflation. The strong dollar really helped put a lid on inflation in 1997 and that's still intact. Recently, with signs that our economy may be slowing, the possibility of easing has been mentioned. But the Fed is still in the restrictive camp, making that even more unlikely without evidence of a recession.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

RRJ: The Asian turmoil may put an additional drag on the U.S. economy, which may be slowing somewhat on its own. We are forecasting slower growth and lower profit margins in 1998. In the near term, we are in the process of locking in higher yields as the year-end rise in rates appears to be cresting. As I mentioned earlier, we anticipated this rise due to seasonal pressures and protected the Portfolio against it. With these pressures peaking, we have begun to purchase 9-to-12 month securities, lengthening the Portfolio's average maturity and seeking to take advantage of these seasonal pressures subsiding.

FUND FACTS



INVESTMENT OBJECTIVE
J.P. Morgan Prime Money Market Fund seeks to provide current income, maintain a high level of liquidity, and preserve capital. It is designed for investors who seek to preserve capital and earn current income from a portfolio of high quality money market instruments.

--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
10/01/82

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 11/30/97
$2,318,436,259

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 11/30/97
$4,319,645,807

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
SHORT-TERM CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
MONTHLY
LONG-TERM CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/19/97


EXPENSE RATIO
The Fund's annualized expense ratio of 0.38% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares or for wiring redemption proceeds from the Fund.

FUND HIGHLIGHTS
ALL DATA AS OF NOVEMBER 30, 1997

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

FLOATING RATE NOTES                          36.2%

CERTIFICATES OF DEPOSIT-FOREIGN              17.7%

COMMERCIAL PAPER-FOREIGN                     16.2%

COMMERCIAL PAPER-DOMESTIC                    14.1%

TIME DEPOSITS-FOREIGN                         6.3%

TIME DEPOSITS-DOMESTIC                        2.6%

REPURCHASE AGREEMENTS                         2.5%

CERTIFICATES OF DEPOSIT-DOMESTIC              1.5%

TAXABLE MUNICIPALS                            1.5%

OTHER                                         1.4%


AVERAGE 7-DAY YIELD
5.40%
AVERAGE MATURITY
34 days

SPECIAL FUND-BASED SERVICES



PIERPONT ASSET ALLOCATION SERVICE (PAAS)
For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. Through this service, investors can:

 - create and maintain an asset allocation that is specifically targeted at meeting their most critical investment objectives;

 - make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends;

 - make investments through the J.P. Morgan Funds, a family of diversified mutual funds.

PAAS is available to clients who invest a minimum of $500,000 in the J.P. Morgan Funds.


IRA MANAGEMENT SERVICE
As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, the J.P. Morgan Funds provide an excellent way to help you accumulate long-term wealth for retirement.

KEOGH
Keoghs provide another excellent vehicle to help individuals who are self-employed or are employees of unincorporated businesses to accumulate retirement savings. A Keogh is a tax-deferred pension plan that can allow you to contribute the lesser of $30,000 or 25% of your annual earned gross compensation. The J.P. Morgan Funds can help you build a comprehensive investment program designed to maximize the retirement dollars in your Keogh account.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. MORGAN GUARANTY TRUST COMPANY OF NEW YORK SERVES AS AN INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. WHILE THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT IT WILL CONTINUE TO DO SO.

Past performance is no guarantee for future performance. Returns are net of fees, assume the reinvestment of fund distributions and may reflect the reimbursement of the fund expenses as described in the prospectus. Had expenses not been subsidized, returns would have been lower. The fund invests through a master portfolio(another fund with the same objective).

CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ IT CAREFULLY BEFORE INVESTING.

J.P. MORGAN PRIME MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investment in The Prime Money Market Portfolio
  ("Portfolio"), at value                          $2,320,289,372
Prepaid Trustees' Fees                                      3,911
Prepaid Expenses and Other Assets                          13,872
                                                   --------------
    Total Assets                                    2,320,307,155
                                                   --------------
LIABILITIES
Dividends Payable to Shareholders                       1,402,234
Shareholder Servicing Fee Payable                         266,931
Administrative Services Fee Payable                        55,777
Administration Fee Payable                                 11,182
Fund Services Fee Payable                                   2,980
Accrued Expenses                                          131,792
                                                   --------------
    Total Liabilities                                   1,870,896
                                                   --------------
NET ASSETS
Applicable to 2,318,655,623 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $2,318,436,259
                                                   --------------
                                                   --------------
Net Asset Value, Offering and Redemption Price
  Per Share                                                 $1.00
                                                             ----
                                                             ----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $2,319,015,642
Distributions in Excess of Realized Gain                 (522,566)
Accumulated Net Realized Loss on Investment               (56,817)
                                                   --------------
    Net Assets                                     $2,318,436,259
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN PRIME MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                       $127,400,779
Allocated Portfolio Expenses                                      (4,154,046)
                                                                ------------
    Net Investment Income Allocated from
      Portfolio                                                  123,246,733
FUND EXPENSES
Shareholder Servicing Fee                          $3,262,834
Administrative Services Fee                           700,635
Transfer Agent Fees                                   166,213
Registration Fees                                      90,431
Fund Services Fee                                      80,429
Administration Fee                                     70,148
Trustees' Fees and Expenses                            43,564
Professional Fees                                      39,879
Miscellaneous                                          51,933
                                                   ----------
    Total Fund Expenses                                            4,506,066
                                                                ------------
NET INVESTMENT INCOME                                            118,740,667
NET REALIZED LOSS ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                          (56,817)
                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $118,683,850
                                                                ------------
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN PRIME MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL      FOR THE FISCAL
                                                      YEAR ENDED          YEAR ENDED
                                                   NOVEMBER 30, 1997   NOVEMBER 30, 1996
                                                   -----------------   -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     118,740,667   $     107,555,270
Net Realized Gain (Loss) on Investment Allocated
  from Portfolio                                             (56,817)            164,473
                                                   -----------------   -----------------
    Net Increase in Net Assets Resulting from
      Operations                                         118,683,850         107,719,743
                                                   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                   (118,740,667)       (107,555,270)
Net Realized Gain                                           (614,694)         (1,163,884)
                                                   -----------------   -----------------
    Total Distributions to Shareholders                 (119,355,361)       (108,719,154)
                                                   -----------------   -----------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (AT
  A CONSTANT $1.00 PER SHARE)
Proceeds from Shares of Beneficial Interest Sold      13,832,380,862      11,935,880,480
Reinvestment of Dividends and Distributions              103,579,455         106,615,817
Cost of Shares of Beneficial Interest Redeemed       (13,772,210,572)    (12,039,607,579)
                                                   -----------------   -----------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                                163,749,745           2,888,718
                                                   -----------------   -----------------
    Total Increase in Net Assets                         163,078,234           1,889,307
NET ASSETS
Beginning of Fiscal Year                               2,155,358,025       2,153,468,718
                                                   -----------------   -----------------
End of Fiscal Year                                 $   2,318,436,259   $   2,155,358,025
                                                   -----------------   -----------------
                                                   -----------------   -----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each fiscal year are as follows:

                                                                FOR THE FISCAL YEAR ENDED NOVEMBER 30,
                                              ---------------------------------------------------------------------------
                                                 1997            1996            1995            1994            1993
                                              -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, BEGINNING OF YEAR            $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                              -----------     -----------     -----------     -----------     -----------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                              0.0524          0.0509          0.0557          0.0367          0.0281
Net Realized Gain (Loss) on Investment            (0.0000)(a)      0.0001          0.0005         (0.0000)(a)      0.0003
                                              -----------     -----------     -----------     -----------     -----------
Total from Investment Operations                   0.0524          0.0510          0.0562          0.0367          0.0284
                                              -----------     -----------     -----------     -----------     -----------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                             (0.0524)        (0.0509)        (0.0557)        (0.0367)        (0.0281)
Net Realized Gain                                 (0.0003)        (0.0005)             --              --         (0.0003)
                                              -----------     -----------     -----------     -----------     -----------
Total Distributions to Shareholders               (0.0527)        (0.0514)        (0.0557)        (0.0367)        (0.0284)
                                              -----------     -----------     -----------     -----------     -----------

NET ASSET VALUE, END OF YEAR                  $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                              -----------     -----------     -----------     -----------     -----------
                                              -----------     -----------     -----------     -----------     -----------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                         5.40%           5.27%           5.71%           3.73%           2.89%
Net Assets, End of Year (in thousands)        $ 2,318,436     $ 2,155,358     $ 2,153,469     $ 2,003,690     $ 2,562,713
Ratios to Average Net Assets
  Expenses                                           0.38%           0.40%           0.41%           0.43%           0.43%
  Net Investment Income                              5.25%           5.09%           5.56%           3.64%           2.82%
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                              --            0.00%(b)        0.00%(b)        0.01%           0.01%

------------------------
(a) Less than $0.0001.

(b) Less than 0.01%

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN PRIME MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The J.P. Morgan Prime Money Market Fund (the "Fund") is a separate series of the J.P. Morgan Funds, a Massachusetts business trust (the "Trust") which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund, prior to its tax-free reorganization on July 11, 1993 to a series of the Trust, operated as a stand-alone mutual fund. Costs related to the reorganization were borne by Morgan Guaranty Trust Company of New York ("Morgan"). Prior to January 1, 1998, the Trust's name was The JPM Pierpont Funds. On December 1, 1996, the Fund's name was The JPM Pierpont Money Market Fund. The name changed on May 12, 1997 to The JPM Pierpont Prime Money Market Fund, and on January 1, 1998 to J.P. Morgan Prime Money Market Fund.

The Fund invests all of its investable assets in The Prime Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (54% at November 30, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

   a) Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The Fund records its share of net investment income, realized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

   c) Substantially all the Fund's net investment income and net realized capital gain, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Fund's daily dividends. Substantially all the realized net long-term capital gains, if any, of the Fund are declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

   d) The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Code, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary. For federal income

J.P. MORGAN PRIME MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------
      tax purposes, the Fund had a capital loss carryforward at November 30, 1997 of $56,817, all of which expires in the year 2005. To the extent that this capital loss is used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

   e) Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   f) The Fund accounts for and reports distributions to shareholders in accordance with Statement of Position 93-2 "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investments Companies." The effect of applying this statement was to increase Paid-in Capital by $9,203 and increase Accumulated Net Realized Loss on Investment by $9,203. Net investment income, net realized gains and net assets were not affected by this change.

2. TRANSACTIONS WITH AFFILIATES

   a) The Trust, on behalf of the Fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund, and pays the compensation of the Fund's officers affiliated with FDI. The Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended November 30, 1997, the fee for these services amounted to $70,148.

   b) The Trust, on behalf of the Fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund had agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate average daily net assets of the Portfolio and the other portfolios in which the Trust and the J.P. Morgan Institutional Funds invest (the "Master Portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule:
      0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust, the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended November 30, 1997, the fee for these services amounted to $700,635.

   c) The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance services to Fund shareholders. The

J.P. MORGAN PRIME MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------
      agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.15% of the Fund's average daily net assets up to and including $2 billion and 0.10% of any excess over $2 billion. For the fiscal year ended November 30, 1997, the fee for these services amounted to $3,262,834.

      Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the Services Agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the Trust and Morgan is terminated, the Fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   d) The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $80,429 for the fiscal year ended November 30, 1997.

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the Trust, the J.P. Morgan Institutional Funds, the Master Portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $16,200.

3. CONCENTRATION IN SHARES OF BENEFICIAL INTEREST

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund and Portfolio.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan Prime Money Market Fund
(formerly The JPM Pierpont Prime Money Market Fund)

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The J.P. Morgan Prime Money Market Fund (one of the series constituting part of the J.P. Morgan Funds, formerly The JPM Pierpont Funds, hereafter referred to as the "Fund") at November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
January 20, 1998

The Prime Money Market Portfolio

Annual Report November 30, 1997

(The following pages should be read in conjunction with J.P. Morgan Prime Money Market Fund
Annual Financial Statements)

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                    MATURITY DATES           RATE            VALUE
--------------    -------------------------------------------------  ---------------------   ------------   ---------------
BANKERS ACCEPTANCE -- FOREIGN (1.1%)
$      50,000     Dai-Ichi Kangyo Bank.............................              12/29/97           5.620%  $    49,781,444
                                                                                                            ---------------
CERTIFICATES OF DEPOSIT -- DOMESTIC (1.5%)
       64,000     Regions Bank.....................................     12/05/97-06/25/98      5.650-6.00        63,991,878
                                                                                                            ---------------
CERTIFICATES OF DEPOSIT -- FOREIGN (17.6%)
      115,000     Deutsche Bank....................................     12/17/97-02/03/98     5.570-5.760       114,999,621
       45,000     Landesbank Hessen Thuringen......................     06/09/98-06/19/98     5.940-6.080        44,988,746
       11,000     National Westminster Bank, PLC...................     03/05/98-05/26/98     5.660-6.060        10,999,041
      180,000     Norinchukin Bank.................................              02/13/98           6.020       180,003,645
       10,000     Rabobank Nederland Inst. CTF.....................              03/24/98           5.990         9,998,521
       10,000     Royal Bank of Canada.............................              05/12/98           6.140         9,998,730
        5,000     San Paolo Bank...................................              12/10/97           5.820         5,000,000
      125,000     Societe Generale.................................              12/02/97           5.560       125,000,000
       75,000     Sumitomo Bank Yankee CD..........................              12/09/97           5.600        75,000,000
      150,000     Swiss Bank Corp..................................              03/19/98     5.760-5.980       149,997,172
       35,000     Westpac Banking Corp.............................              03/23/98           5.970        34,991,776
                                                                                                            ---------------
                  TOTAL CERTIFICATES OF DEPOSIT -- FOREIGN.........                                             760,977,252
                                                                                                            ---------------
COMMERCIAL PAPER -- DOMESTIC (14.1%)
       40,000     Associate Corp. of North America.................              12/18/97           5.510        39,895,922
      205,000     CXC Inc..........................................     12/10/97-02/20/98     5.520-5.690       203,687,303
       28,000     Dupont EI de Nemours & Co........................              06/05/98           5.460        27,210,120
       81,399     Enterprise Funding Corp..........................     12/01/97-12/05/97     5.510-5.540        81,371,204
      109,400     General Electric Capital Corp....................     01/23/98-02/06/98           5.700       108,350,282
       10,385     Southern Co......................................              02/23/98           5.700        10,246,879
       25,000     Trident Capital Finance Inc......................              01/23/98           5.770        24,787,632
      112,943     Windmill Funding Corp............................     12/05/97-02/13/98     5.520-5.800       111,908,318
                                                                                                            ---------------
                  TOTAL COMMERCIAL PAPER -- DOMESTIC...............                                             607,457,660
                                                                                                            ---------------
COMMERCIAL PAPER -- FOREIGN (16.1%)
      110,000     Bank of Montreal.................................              12/04/97           5.592       109,948,740
      199,000     Cregem North America Inc.........................     12/18/97-02/17/98     5.515-5.700       197,958,010
        6,692     Den Danske Bank..................................              12/15/97           5.520         6,677,635
      175,000     Export Import Bank of Korea......................              12/17/97           6.010       174,532,556
       25,000     Halifax Building Society.........................              12/08/97           5.640        24,972,583
       15,500     KFW International Finance, Inc...................              12/04/97           5.520        15,492,870
       28,000     Korea Development Bank...........................              12/23/97           6.000        27,897,333
       35,000     Rabobank Nederland N.V...........................              04/29/98           5.550        34,196,021

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                    MATURITY DATES           RATE            VALUE
--------------    -------------------------------------------------  ---------------------   ------------   ---------------
COMMERCIAL PAPER -- FOREIGN (CONTINUED)
$      47,523     UBS Finance Delaware, Inc........................              12/01/97           5.760%  $    47,523,000
       58,000     Westpac Capital Corp.............................              12/05/97           5.640        57,963,653
                                                                                                            ---------------
                  TOTAL COMMERCIAL PAPER -- FOREIGN................                                             697,162,401
                                                                                                            ---------------
FLOATING RATE NOTES (36.1%)(a)
      100,000     Asset Backed Securities Investment Trust, Series
                   1997-C, (resets monthly to one month LIBOR, due
                   06/15/98) (144A)................................              12/15/97(b)        5.688       100,000,000
       50,000     Asset Backed Securities Investment Trust, Series
                   1997-E, Class N, (resets monthly to one month
                   LIBOR, due 08/15/98) (144A).....................              12/15/97(b)        5.625        50,000,000
       27,800     Asset Backed Securities Investment Trust, Series
                   1995-A, Class 2, (resets monthly to one month
                   LIBOR -3 basis points, due 08/10/98)............              12/10/97(b)        5.607        27,793,943
       60,000     Bankers Trust, (resets daily to Prime rate -281
                   basis points, due 04/23/98).....................              12/01/97(b)        5.690        59,988,623
       64,000     Bankers Trust, (resets daily to Fed Fund rate +5
                   basis points, due 07/07/98).....................              12/01/97(b)        5.580        63,959,367
      100,000     Bayerische Landesbank, (resets monthly to one
                   month LIBOR -13 basis points, due 06/26/98).....              12/26/97(b)        5.558        99,955,883
       31,500     Corestates Bank, (resets monthly to one month
                   LIBOR +3 basis points, due 04/21/98)............              12/31/97(b)        5.598        31,500,000
       10,000     Den Danske Bank, (resets monthly to one month
                   LIBOR -5 basis points, due 03/25/98)............              12/25/97(b)        5.598         9,999,900
       25,000     FCC National Bank, (resets monthly to one month
                   LIBOR -12 basis points, due 07/02/98)...........              12/01/97(b)        5.536        24,989,828
       35,000     FCC National Bank, (resets daily to Fed Fund rate
                   +20 basis points, due 07/23/98).................              12/01/97(b)        5.770        35,017,508
       25,000     First USA Bank, (resets quarterly to three month
                   LIBOR +28 basis points, due 02/17/98)...........              02/17/98(b)        6.125        25,017,090
       20,000     First USA Bank, (resets quarterly to three month
                   LIBOR +9 basis points, due 04/28/98)............              01/28/98(b)        5.930        20,011,181
        7,000     First USA Bank, (resets monthly to one month
                   LIBOR +5 basis points, due 05/07/98)............              12/16/97(b)        5.738         7,002,667
       50,000     First USA Bank, (resets monthly to one month
                   LIBOR +7 basis points, due 05/13/98)............              12/15/97(b)        5.758        50,024,139
        5,000     First USA Bank, (resets quarterly to three month
                   LIBOR + 30 basis points, due 07/29/98)..........              01/16/98(b)        6.144         5,010,816
       15,000     First USA Bank, (resets quarterly to three month
                   LIBOR + 30 basis points, due 09/03/98)..........              12/17/97(b)        6.081        15,039,791

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                    MATURITY DATES           RATE            VALUE
--------------    -------------------------------------------------  ---------------------   ------------   ---------------
FLOATING RATE NOTES (CONTINUED)
$      20,000     First Union Bank of North Carolina, (resets
                   monthly to one month LIBOR -3 basis points, due
                   12/19/97).......................................              12/19/97(b)        5.720%  $    20,000,000
       44,200     Jacksonville Health Facility Hospital, (resets
                   monthly, due 08/15/14)..........................              12/03/97(b)        5.830        44,200,000
      162,500     Korea Development Bank, (resets quarterly, due
                   06/16/98).......................................              12/16/97(b)        5.843       162,482,994
      138,689     Liquid Asset Backed Securities Trust, Series
                   1997-2, (resets monthly to one month LIBOR, due
                   06/30/98) (144A)................................              12/30/97(b)        5.688       138,689,231
       94,622     Natwest Asset Trust Securities, Series R-13/14A,
                   (resets monthly to one month LIBOR + 2 basis
                   points, due 10/15/01) (144A)....................              12/15/97(b)        5.708        94,622,000
       66,500     Old Kent, (resets daily to Prime rate -285 basis
                   points, due 11/04/98)...........................              12/01/97(b)        5.650        66,500,000
       50,000     PNC Bank, N.A., (resets daily to Fed Fund rate +
                   7 basis points, due 06/04/98)...................              12/01/97(b)        5.720        49,986,098
      100,000     Racers 97-MM-8-6, (resets monthly to one month
                   LIBOR -2 basis points, due 08/28/98) (144A).....              12/28/97(b)        5.615        99,992,805
       75,000     Short Term Card Account Trust, (resets monthly to
                   one month LIBOR + 2 basis points, due 01/15/98)
                   (144A)..........................................              12/15/97(b)        5.504        75,001,364
       45,000     Societe Generale, (resets daily to Fed Fund rate
                   + 9 basis points, due 01/18/98).................              12/01/97(b)        5.610        44,997,802
      137,000     Triangle Funding Ltd. Series 1997-1, (resets
                   quarterly to three month LIBOR, due 11/15/98)
                   (144A)..........................................              01/15/98(b)        5.750       137,000,000
                                                                                                            ---------------
                  TOTAL FLOATING RATE NOTES........................                                           1,558,783,030
                                                                                                            ---------------
TAXABLE MUNICIPALS (1.5%) (a)
       39,240     Sacramento, (resets quarterly to three month
                   LIBOR, due 08/15/14)............................              02/14/98(b)        5.500        39,236,875
       25,000     Wake Forest University, (resets weekly, due
                   07/01/17), LOC Wachovia Bank....................              12/03/97(b)        5.970        25,000,000
                                                                                                            ---------------
                  TOTAL TAXABLE MUNICIPALS.........................                                              64,236,875
                                                                                                            ---------------
TIME DEPOSITS -- DOMESTIC (2.5%)
      110,000     Suntrust Bank....................................              12/01/97     5.500-5.625       110,000,000
                                                                                                            ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                    MATURITY DATES           RATE            VALUE
--------------    -------------------------------------------------  ---------------------   ------------   ---------------
TIME DEPOSITS -- FOREIGN (6.3%)
$     100,000     Deutsche Bank....................................              12/01/97           5.750%  $   100,000,000
      100,000     Wachovia Bank & Trust, Grand Cayman..............              12/01/97           5.510       100,000,000
       70,000     Westdeutsche Landesbank..........................              12/02/97           5.594        70,000,000
                                                                                                            ---------------
                  TOTAL TIME DEPOSITS -- FOREIGN...................                                             270,000,000
                                                                                                            ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (0.3%)
       11,725     Student Loan Marketing Association...............              12/01/97           5.630        11,725,000
                                                                                                            ---------------
REPURCHASE AGREEMENTS (2.5%)
        6,129     Goldman Sachs Repurchase Agreement, dated
                   11/28/97, proceeds include interest $6,131,809
                   (collateralized by $6,027,000 U.S. Treasury
                   Notes 6.250%, due 05/31/99 valued at
                   $6,251,824).....................................              12/01/97           5.500         6,129,000
      100,000     Greenwich Capital Repurchase Agreement, dated
                   11/28/97, proceeds include interest $100,047,917
                   (collateralized by $128,432,714 GNMA
                   7.00%-8.250%, due 12/15/08-11/20/27 valued at
                   $102,000,205)...................................              12/01/97           5.750       100,000,000
                                                                                                            ---------------
                                                                                                                106,129,000
                                                                                                            ---------------
                  TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (99.6%)..................................     4,300,244,540
                  OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)...........................................        19,401,267
                                                                                                            ---------------
                  NET ASSETS (100.0%)....................................................................   $ 4,319,645,807
                                                                                                            ---------------
                                                                                                            ---------------

------------------------------
(a)The Coupon rate shown on floating or adjustable rate securities represents the rate at the end of the reporting period. The due date in the security description reflects the final maturity date.

(b) Reflects the next interest rate reset date.

144A -- Securities restricted for resale to Qualified Institutional Buyers.

LOC -- Letter of Credit

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $4,300,244,540
Cash                                                      487,430
Interest Receivable                                    19,627,584
Prepaid Trustees' Fees                                      6,851
Prepaid Expenses and Other Assets                          22,379
                                                   --------------
    Total Assets                                    4,320,388,784
                                                   --------------
LIABILITIES
Advisory Fee Payable                                      428,293
Custody Fee Payable                                       150,688
Administrative Services Fee Payable                       104,558
Fund Services Fee Payable                                   5,582
Administration Fee Payable                                  4,315
Accrued Expenses                                           49,541
                                                   --------------
    Total Liabilities                                     742,977
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $4,319,645,807
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $228,228,783
EXPENSES
Advisory Fee                                       $5,063,662
Administrative Services Fee                         1,256,131
Custodian Fees and Expenses                           686,535
Fund Services Fee                                     143,027
Administration Fee                                     96,662
Professional Fees and Expenses                         92,381
Trustees' Fees and Expenses                            70,918
Miscellaneous                                          33,130
                                                   ----------
    Total Expenses                                                 7,442,446
                                                                ------------
NET INVESTMENT INCOME                                            220,786,337
NET REALIZED LOSS ON INVESTMENTS                                    (105,748)
                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $220,680,589
                                                                ------------
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL      FOR THE FISCAL
                                                      YEAR ENDED          YEAR ENDED
                                                   NOVEMBER 30, 1997   NOVEMBER 30, 1996
                                                   -----------------   -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     220,786,337   $     185,209,978
Net Realized Gain (Loss) on Investments                     (105,748)            267,432
                                                   -----------------   -----------------
    Net Increase in Net Assets Resulting from
      Operations                                         220,680,589         185,477,410
                                                   -----------------   -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         22,011,079,297      18,847,392,256
Withdrawals                                          (21,760,363,996)    (18,519,575,165)
                                                   -----------------   -----------------
    Net Increase from Investors' Transactions            250,715,301         327,817,091
                                                   -----------------   -----------------
    Total Increase in Net Assets                         471,395,890         513,294,501
NET ASSETS
Beginning of Fiscal Year                               3,848,249,917       3,334,955,416
                                                   -----------------   -----------------
End of Fiscal Year                                 $   4,319,645,807   $   3,848,249,917
                                                   -----------------   -----------------
                                                   -----------------   -----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                    FOR THE PERIOD
                                                                                    JULY 12, 1993
                                                     FOR THE FISCAL YEAR ENDED     (COMMENCEMENT OF
                                                           NOVEMBER 30,             OPERATIONS) TO
                                                   -----------------------------     NOVEMBER 30,
                                                   1997    1996    1995    1994          1993
                                                   -----   -----   -----   -----   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                          0.18%   0.19%   0.19%   0.20%             0.19%(a)
  Net Investment Income                             5.43%   5.29%   5.77%   3.90%             2.98%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                             --    0.00%(b)    --  0.00%(b)              --

------------------------
(a) Annualized.

(b) Less than 0.01%.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Prime Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio's investment objective is to maximize current income and maintain a high level of liquidity. The Portfolio commenced operations on July 12, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. Prior to May 12, 1997, the Portfolio's name was The Money Market Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The Portfolio's custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the fiscal year ended November 30, 1997, this fee amounted to $5,063,662.

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

   b) The Portfolio has retained Funds Distributor Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the Portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended November 30, 1997, the fee for these services amounted to $96,662.

   c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios for which Morgan acts as investment advisor (the "Master Portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended November 30, 1997, the fee for these services amounted to $1,256,131.

      Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.20% of the average daily net assets of the Portfolio through March 31, 1998. For the fiscal year ended November 30, 1997, there was no reimbursement under this agreement.

   d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $143,027 for the fiscal year ended November 30, 1997.

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the J.P. Morgan Funds, J.P. Morgan Institutional Funds, the Master Portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $28,900.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Prime Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Prime Money Market Portfolio (the "Portfolio") at November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the four years in the period then ended and for the period July 12, 1993 (commencement of operations) through November 30, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
January 20, 1998

J.P. MORGAN FUNDS

     FEDERAL MONEY MARKET FUND

     PRIME MONEY MARKET FUND

     TAX EXEMPT MONEY MARKET FUND

     BOND FUND

     CALIFORNIA BOND FUND: SELECT SHARES

     EMERGING MARKETS DEBT FUND

     GLOBAL STRATEGIC INCOME FUND

     NEW YORK TOTAL RETURN BOND FUND

     SHORT TERM BOND FUND

     TAX EXEMPT BOND FUND

     DIVERSIFIED FUND

     DISCIPLINED EQUITY FUND

     TAX AWARE U.S. EQUITY FUND: SELECT SHARES

     U.S. EQUITY FUND

     U.S. SMALL COMPANY FUND

     U.S. SMALL COMPANY OPPORTUNITIES FUND

     EMERGING MARKETS EQUITY FUND

     EUROPEAN EQUITY FUND

     INTERNATIONAL EQUITY FUND

     INTERNATIONAL OPPORTUNITIES FUND

     JAPAN EQUITY FUND


FOR MORE INFORMATION ON HOW THE J.P. MORGAN
FUNDS CAN HELP YOU PLAN FOR YOUR FUTURE, CALL
J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.


J.P. MORGAN
PRIME MONEY
MARKET FUND

ANNUAL REPORT
NOVEMBER 30, 1997